Note 24 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of net defined benefit liability (asset) [text block]
	2021	2020	2019
Present value of funded obligations	(7,354.3)	(7,582.0)	(5,958.2)
Fair value of plan assets	5,638.0	5,533.3	4,582.4
Present value of net obligations	(1,716.3)	(2,048.7)	(1,375.8)
Present value of unfunded obligations	(1,165.4)	(1,195.6)	(886.8)
Present value of net obligations	(2,881.7)	(3,244.3)	(2,262.6)
Asset ceiling	(180.1)	(160.5)	(297.3)
Net liabilities	(3,061.8)	(3,404.8)	(2,559.9)
Other long term employee benefits	(104.3)	(105.5)	(88.3)
Total employee benefits	(3,166.1)	(3,510.3)	(2,648.2)
Employee benefits amount in the balance sheet
Liabilities	(3,194.0)	(3,543.9)	(2,704.4)
Assets	27.9	33.6	56.2
Net liabilities	(3,166.1)	(3,510.3)	(2,648.2)

Disclosure of defined benefit obligation [text block]
	2021	2020	2019
Defined benefit obligation at January 1	(8,777.6)	(6,845.0)	(5,951.9)
Service costs	(58.0)	(51.4)	(41.6)
Interest costs	(324.3)	(339.4)	(333.6)
Gains and (losses) on settlements or reductions in benefits	3.6	44.1	1.2
Contributions by plan participants	(6.9)	(6.1)	(4.3)
Actuarial gains and (losses) - geographical assumptions	52.3	54.5	0.5
Actuarial gains and (losses) - financial assumptions	726.8	(443.6)	(703.2)
Experience adjustments	(213.0)	(180.9)	119.0
Reclassifications	(1.0)	-	-
Effect of exchange rate fluctuations	(495.3)	(1,531.7)	(385.7)
Benefits paid	573.7	521.9	454.6
Defined benefit obligation at December, 31	(8,519.7)	(8,777.6)	(6,845.0)

Disclosure of the change in fair value of the plan assets [text block]
	2021	2020	2019
Fair value of plan assets at January 1	5,533.3	4,582.4	4,059.6
Interest income	223.9	245.2	257.5
Administrative costs	(5.8)	(5.2)	(4.1)
Expected return, excluding interest income	(148.3)	89.4	272.6
Contributions by employer	342.0	306.8	226.8
Contributions by plan participants	7.1	6.3	4.5
Exchange differences	263.1	812.1	221.1
Transfers	-	20.0	-
Curtailments, settlements and other	(3.6)	(1.8)	(0.9)
Benefits paid, excluding administrative costs	(573.7)	(521.9)	(454.7)
Fair value of plan assets at December, 31	5,638.0	5,533.3	4,582.4

Disclosure of asset ceiling [text block]
	2021	2020	2019
Asset ceiling impact at January 1	33.6	56.2	64.3
Interest income/(expenses)	1.3	12.2	6.9
Change in asset ceiling excluding amounts included in interest income/(expenses)	(9.0)	(48.9)	(9.6)
Effects of exchange rate fluctuations	2.0	14.1	1.9
Other	-	-	(7.3)
Asset ceiling impact at December 31	27.9	33.6	56.2

Disclosure of defined benefit plans recognized in the income statement [text block]
	2021	2020	2019
Current service costs	(58.0)	(51.4)	(41.6)
Administrative costs	(5.8)	(5.2)	(4.1)
(Gains) losses on settlement and curtailment	1.2	42.6	3.3
Income from operations	(62.6)	(14.0)	(42.4)
Financial costs	(115.6)	(117.2)	(105.3)
Total employee benefit expenses	(178.2)	(131.2)	(147.7)

Disclosure of employee benefit revenue (expenses) allocation in income statement [text block]
	2021	2020	2019
Other operating income/(expenses), net	(0.2)	-	(0.2)
Cost of sales	(33.0)	(28.9)	(26.5)
Sales and marketing expenses	(11.7)	(9.9)	(8.9)
Administrative income/(expenses)	(17.7)	24.8	(6.8)
Financial expense	(115.6)	(117.2)	(105.3)
	(178.2)	(131.2)	(147.7)

Disclosure of actuarial assumptions of the entity [text block]
	2021 (i)			2020 (i)			2019 (i)
Discount rate	2.9%	to	10.0%	2.4%	to	10.0%	3.1%	to	9.7%
Inflation	2.0%	to	3.5%	2.0%	to	3.5%	2.0%	to	3.8%
Future salary increases	1.0%	to	7.1%	1.0%	to	7.1%	1.0%	to	7.1%
Future pension increases	2.5%	to	3.8%	2.0%	to	3.8%	2.0%	to	3.8%
Medical cost trend rate		4.2% to 6.9% p.a. reducing to 6.9%			4.5% to 6.9% p.a. reducing to 6.9%			4.5% to 7.4% p.a. reducing to 7.4%
Dental claims trend rate		3.3%			3.3%			3.8%

Life expectancy for an over 65 years old male	85	to	87	84	to	87	83	to	87
Life expectancy for an over 65 years old female	87	to	89	86	to	89	86	to	89

Disclosure of sensitivity analysis for actuarial assumptions [text block]
In millions of Brazilian Reais		2021		2020		2019
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(114.7)	98.6	(139.4)	118.6	(47.0)	40.2
Discount rate	50 bases points	442.0	(470.3)	461.0	(492.6)	211.9	(225.6)
Future salary increase	50 bases points	(19.8)	18.6	(24.3)	23.3	(5.4)	5.1
Longevity	One year	(287.6)	279.5	(295.6)	287.1	(129.5)	125.9

Disclosure of plan assets components [text block]
	2021			2020			2019
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	52%	-	52%	50%	-	50%
Corporate bonds	10%	-	10%	6%	-	6%	7%	-	7%
Equity instruments	15%	-	15%	6%	-	6%	13%	-	13%
Cash	6%	-	6%	1%	-	1%	1%	-	1%
Others	26%	-	26%	35%	-	35%	29%	-	29%